Annual Operating Expenses {- Fidelity Advisor® Energy Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Energy Fund	Sep. 29, 2021
Fidelity Advisor Energy Fund-Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual operating expenses	1.11%
Fidelity Advisor Energy Fund-Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.35%
Total annual operating expenses	1.38%
Fidelity Advisor Energy Fund-Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual operating expenses	1.84%
Fidelity Advisor Energy Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.79%
Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.65%